Pension, Savings, And Other Employee Benefits (Schedule Of Fair Value Of Assets And Liabilities)(Details) (Pension Plan [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	$ 640,605	$ 633,972
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	73,181	77,825
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	567,424	556,147
Cash Equivalents And Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	9,347	10,198
Cash Equivalents And Money Market Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	9,347	10,198
Equity Securities [Member] | U S Mid And Small Capital [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	63,834	67,263
Equity Securities [Member] | U S Mid And Small Capital [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	63,834	67,263
Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		364
Mutual Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		364
Fixed Income Securities [Member] | U S Treasury Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	4,585	7,778
Fixed Income Securities [Member] | U S Treasury Securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	4,585	7,778
Fixed Income Securities [Member] | Foreign Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	199,896	180,309
Fixed Income Securities [Member] | Foreign Corporate Debt Securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	199,896	180,309
Common And Collective Funds [Member] | Foreign Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	205,580	194,205
Common And Collective Funds [Member] | Foreign Corporate Debt Securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	205,580	194,205
Common And Collective Funds [Member] | U S Large Capital [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	102,702	112,311
Common And Collective Funds [Member] | U S Large Capital [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	102,702	112,311
Common And Collective Funds [Member] | International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	54,661	61,544
Common And Collective Funds [Member] | International [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	$ 54,661	$ 61,544